UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               -------------------

Check here if Amendment [_]; Amendment Number:
                                               -------------------
   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emigrant Bancorp, Inc.
              --------------------------
Address:      5 East 42nd Street
              --------------------------
              New York, New York 10017
              --------------------------
              --------------------------

Form 13F File Number: 28-11281
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Hart
          ------------------------------
Title:    Vice Chairman and Treasurer
          ------------------------------
Phone:    212-850-4831
          ------------------------------

Signature, Place, and Date of Signing:

        /s/ John R. Hart        New York, New York      May 10, 2007
        ----------------        --------------------    --------------
        [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             3
                                        ----------------

Form 13F Information Table Entry Total:       13
                                        ----------------

Form 13F Information Table Value Total:     293,894
                                        ----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name

  1    28-11238                New York Private Bank & Trust Corporation
---    --------------------    -------------------------------------------
  2    28-11216                Emigrant Bank
---    --------------------    -------------------------------------------
  3    28-11294                Emigrant Agency, Inc.
---    --------------------    -------------------------------------------

FORM 13F INFORMATION TABLE

           3/31/2007
            COLUMN 1                     COLUMN 2    COLUMN 3     COLUMN 4              COLUMN 5
--------------------------------------  ---------   ---------   ------------   -------------------------
                                         TITLE OF     CUSIP        VALUE        SHRS OR      SH/    PUT/
         NAME OF ISSUER                   CLASS                   (X$1000)      PRN AMT      PRN    CALL
--------------------------------------  ---------   ---------   ------------   ---------    -----   ----
Central Bancorp Inc/MA                   Common     152418109   $   1,405.48      46,818     SH
Dime Bancorp Inc New                     Common     25429Q110   $      63.33     372,500     SH
Mechanical Technology Inc                Common     583538103   $     266.62     172,000     SH
New York Community Bancorp Inc           Common     649445103   $  16,582.09     942,700     SH
Wachovia Corp                            Common     929903102   $ 101,926.84   1,851,532     SH
--------------------------------------  ---------   ---------   ------------   ---------    -----   ----
BankAtlantic Bancorp Inc                 Common     065908501   $   2,137.20     195,000     SH
Fifth Third Bancorp                      Common     316773100   $   5,706.78     147,500     SH
Mechanical Technology Inc                Common     583538103   $      17.05      11,000     SH
Molecular Insight Pharmaceuticals Inc    Common     60852M104   $   4,752.00     400,000     SH
New York Times Inc                       Common     650111107   $ 157,517.00   6,700,000     SH
Wachovia Corp                            Common     929903102   $   3,494.68      63,482     SH
--------------------------------------  ---------   ---------   ------------   ---------    -----   ----
Dime Bancorp Inc New                     Common     25429Q110   $       8.50      50,000     SH
Lev Pharmaceuticals Inc                  Common     52730C101   $      16.03       9,600     SH
           3/31/2007
            COLUMN 1                     COLUMN 6    COLUMN 7        COLUMN 8
--------------------------------------  ----------   --------   -------------------
                                        INVESTMENT    OTHER      VOTING AUTHORITY
         NAME OF ISSUER                 DISCRETION   MANAGERS   SOLE   SHARED  NONE
--------------------------------------  ----------   --------   ----   ------  ----
Central Bancorp Inc/MA                   Defined        1,2,3    X
Dime Bancorp Inc New                     Defined        1,2,3    X
Mechanical Technology Inc                Defined        1,2,3    X
New York Community Bancorp Inc           Defined        1,2,3    X
Wachovia Corp                            Defined        1,2,3    X
--------------------------------------  ----------   --------   ----   ------  ----
BankAtlantic Bancorp Inc                 Defined            1    X
Fifth Third Bancorp                      Defined            1    X
Mechanical Technology Inc                Defined            1    X
Molecular Insight Pharmaceuticals Inc    Defined            1    X
New York Times Inc                       Defined            1    X
Wachovia Corp                            Defined            1    X
--------------------------------------  ----------   --------   ----   ------  ----
Dime Bancorp Inc New                     Defined          1,2    X
Lev Pharmaceuticals Inc                  Defined          1,2    X

Column 7 Other managers:

   1     28-11238      New York Private Bank & Trust Corporation
   2     28-11216      Emigrant Bank
   3     28-11294      Emigrant Agency, Inc.